PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) € in Millions	6 Months Ended
Jun. 26, 2020 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 4,205
Additions	197
Disposals	14
Depreciation expense	(303)
Currency translation adjustments	(55)
Property, plant and equipment end of period	4,030
Restructuring charge	€ 78